UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 97.54%				$62,814,405
(Cost $59,566,011)

Guam 0.79%				506,285
Guam Government, Series A	5.750%	12/01/34	$500,000	506,285

New York 83.97%				54,077,713
Albany Parking Authority, Series A	5.625	07/15/25	750,000	787,906
Brooklyn Arena Local Development Corp.	6.375	07/15/43	1,000,000	1,029,980
Chautauqua Asset Securitization Corp.	6.750	07/01/40	1,000,000	1,002,450
City of New York, Series B	5.250	12/01/17	1,500,000	1,599,990
City of New York, Series E-1	6.250	10/15/28	500,000	583,825
Herkimer County Industrial Development Agency, Series A	5.500	03/20/40	985,000	1,040,425
Long Island Power Authority, Series A	6.000	05/01/33	1,000,000	1,126,140
Long Island Power Authority, Series A	5.750	04/01/39	1,500,000	1,630,470
Metropolitan Transportation Authority, Series A	5.250	11/15/28	1,000,000	1,088,890
Metropolitan Transportation Authority, Series B	5.000	11/15/34	2,750,000	2,861,485
Monroe Newpower Corp.	5.100	01/01/16	1,000,000	997,630
Nassau County Industrial Development Agency, Series A	6.250	11/01/21	275,000	282,505
New York City Industrial Development Agency	6.125	11/01/30	1,000,000	1,050,470
New York City Industrial Development Agency (D)	5.250	11/01/27	1,000,000	915,810
New York City Industrial Development Agency AMT	5.650	10/01/28	1,000,000	775,270
New York City Industrial Development Agency AMT (P)	5.500	01/01/21	1,000,000	1,027,050
New York City Industrial Development Agency, Series A	6.250	03/01/15	2,000,000	2,020,560
New York City Industrial Development Agency, Series A (D)	5.375	06/01/23	1,000,000	1,029,770
New York City Industrial Development Agency, Series A AMT	5.500	07/01/28	1,000,000	822,990
New York City Municipal Water Finance Authority, Series A (V)	5.750	06/15/40	1,000,000	1,118,790
New York City Municipal Water Finance Authority, Series B	6.000	06/15/33	460,000	471,638
New York City Municipal Water Finance Authority, Series D	Zero	06/15/20	2,000,000	1,377,380
New York City Municipal Water Finance Authority, Series F (V)	0.150	06/15/35	185,000	185,000
New York City Municipal Water Finance Authority, Series FF-2	5.000	06/15/40	1,000,000	1,036,830
New York City Municipal Water Finance Authority, Series GG-1	5.000	06/15/39	1,000,000	1,037,600
New York City Transitional Finance Authority, Series A
(Zero steps up to 14.00% on 11/01/11)	Zero	11/01/29	1,000,000	981,730
New York City Transitional Finance Authority, Series B	6.000	11/15/29	1,000,000	1,022,820
New York City Transitional Finance Authority, Series S-4	5.500	01/15/39	1,000,000	1,080,900
New York Local Assistance Corp., Series C	5.500	04/01/17	1,225,000	1,457,970
New York State Dormitory Authority	6.125	12/01/29	750,000	706,950
New York State Dormitory Authority	5.375	05/01/23	1,000,000	1,139,410
New York State Dormitory Authority	5.125	07/01/39	1,000,000	999,180
New York State Dormitory Authority, Series A	6.000	07/01/30	1,000,000	1,030,470
New York State Dormitory Authority, Series A	5.500	05/15/19	2,000,000	2,298,760
New York State Dormitory Authority, Series A (D)	5.250	05/15/15	1,000,000	1,106,230
New York State Dormitory Authority, Series A	5.250	07/01/31	130,000	138,261
New York State Dormitory Authority, Series A
(Zero steps up to 6.050% on 07/01/10) (D)	Zero	07/01/25	1,000,000	1,007,830
New York State Dormitory Authority, Series B (D)	6.875	07/01/25	750,000	763,928
New York State Dormitory Authority, Series B	Zero	08/15/40	3,000,000	439,140
New York State Environmental Facilities Corp., Series A	5.000	06/15/34	1,000,000	1,043,780
New York State Environmental Facilities Corp., Series E	6.875	06/15/10	10,000	10,055
Oneida County Industrial Development Agency, Series A (D)	Zero	07/01/29	5,330,000	2,058,606
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	880,430
Orange County Industrial Development Agency, Series C	7.000	08/01/31	500,000	448,625
Port Authority of New York & New Jersey AMT	6.750	10/01/19	1,500,000	1,353,660
Suffolk County Industrial Development Agency, Series B	6.000	11/01/22	1,000,000	1,025,470

2

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

New York (continued)
Triborough Bridge & Tunnel Authority, Series Y	6.125%	01/01/21	$1,500,000	$1,921,590
Tsasc, Inc., Tobacco Settlement, Series 1	5.500	07/15/24	700,000	763,553
Upper Mohawk Valley Regional Water Finance Authority (D)	Zero	04/01/22	2,230,000	1,321,097
Westchester County Healthcare Corp., Series A	6.000	11/01/30	1,150,000	1,120,664
Yonkers Industrial Development Agency, Series A	6.625	02/01/26	1,000,000	1,055,750

Puerto Rico 9.49%				6,111,570
Puerto Rico Aqueduct & Sewer Authority (D)(P)	11.364	07/01/11	2,000,000	2,304,600
Puerto Rico Public Building Authority, Series A (D)	6.250	07/01/12	1,110,000	1,192,295
Puerto Rico Public Finance Corp., Series E	5.500	08/01/29	1,005,000	1,094,495
Puerto Rico Sales Tax Financing Authority, Series A	Zero	08/01/32	2,000,000	1,520,180

Virgin Islands 3.29%				2,118,837
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,080,870
Virgin Islands Public Finance Authority, Series A	6.500	10/01/24	535,000	560,247
Virgin Islands Public Finance Authority, Series A1-1	5.000	10/01/29	500,000	477,720

			Par value	Value

Short-Term Investments 1.15%				$744,000
(Cost $744,000)

Repurchase Agreement 1.15%				744,000
Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $744,001 on 3-1-10, collateralized by $755,000 Federal Home Loan Mortgage Corp., 2.075% due
6-18-12 (valued at $761,606, including interest)			744,000	744,000

Total investments (Cost $60,310,011)† 98.69%				$63,558,405

Other assets and liabilities, net 1.31%				$843,002

Total net assets 100.00%				$64,401,407

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
ACA Financial Guaranty Corp.	4.26%
Ambac Financial Group, Inc.	3.95%
National Public Finance Guarantee Insurance Company	10.19%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $60,214,961. Net unrealized appreciation aggregated $3,343,444, of which $4,188,261 related to appreciated investment securities and $844,817 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost..

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

4

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 2/10
4/10

5

JOHN HANCOCK MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 98.31%				$126,315,070
(Cost $121,939,978)

Guam 0.39%				506,285
Guam Government, Series A	5.750%	12/01/34	$500,000	506,285

Massachusetts 86.26%				110,827,960
Boston Housing Authority (D)	5.000	04/01/27	3,255,000	3,448,087
Boston Housing Authority (D)	5.000	04/01/28	2,000,000	2,101,780
Boston Housing Authority (D)	4.500	04/01/26	1,000,000	1,019,690
Boston Industrial Development Financing Authority AMT	7.375	05/15/15	150,000	150,568
Boston Water & Sewer Commission, Series A	5.750	11/01/13	355,000	388,661
Boston Water & Sewer Commission, Series A	5.000	11/01/30	1,000,000	1,082,900
Commonwealth of Massachusetts (D)	5.500	11/01/17	1,000,000	1,208,890
Commonwealth of Massachusetts, Series C	5.500	11/01/15	1,000,000	1,195,450
Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	2,000,000	2,439,860
Commonwealth of Massachusetts, Series C	5.375	12/01/19	1,000,000	1,081,430
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,154,860
Freetown Lakeville Regional School District (D)	5.000	07/01/23	1,000,000	1,040,340
Holyoke Gas & Electric Department, Series A (D)	5.000	12/01/31	3,410,000	3,253,106
Massachusetts Bay Transportation Authority, Series A	7.000	03/01/14	1,000,000	1,154,770
Massachusetts Bay Transportation Authority, Series A	5.250	07/01/30	1,000,000	1,017,043
Massachusetts Bay Transportation Authority, Series A	5.250	07/01/31	1,000,000	1,143,930
Massachusetts Bay Transportation Authority, Series A	5.250	07/01/35	1,310,000	1,494,291
Massachusetts Bay Transportation Authority, Series A	5.000	07/01/31	2,000,000	2,206,040
Massachusetts Bay Transportation Authority, Series A	5.000	07/01/34	1,000,000	1,160,010
Massachusetts Bay Transportation Authority, Series A-2	Zero	07/01/26	2,500,000	1,171,400
Massachusetts Bay Transportation Authority, Series B	5.250	07/01/33	2,500,000	2,831,675
Massachusetts Development Finance Agency	5.875	09/01/30	2,000,000	2,160,400
Massachusetts Development Finance Agency	5.250	10/01/26	1,000,000	805,360
Massachusetts Development Finance Agency	5.250	07/01/38	2,000,000	1,842,480
Massachusetts Development Finance Agency	5.000	09/01/31	1,000,000	1,076,690
Massachusetts Development Finance Agency AMT	5.000	02/01/36	2,000,000	1,819,040
Massachusetts Development Finance Agency, Series 0-1	5.000	10/01/40	1,000,000	1,015,960
Massachusetts Development Finance Agency, Series A	7.750	06/01/39	700,000	695,464
Massachusetts Development Finance Agency, Series A	6.900	10/20/41	1,000,000	1,151,700
Massachusetts Development Finance Agency, Series A	5.750	11/15/35	1,500,000	1,092,150
Massachusetts Development Finance Agency, Series A (D)	5.625	01/01/16	500,000	515,245
Massachusetts Development Finance Agency, Series A	5.250	02/01/22	1,840,000	1,964,274
Massachusetts Development Finance Agency, Series A (D)	5.250	03/01/26	1,000,000	951,120
Massachusetts Development Finance Agency, Series A (D)	4.500	03/01/25	1,000,000	882,770
Massachusetts Development Finance Agency, Series A AMT	5.000	12/15/24	2,320,000	2,346,471
Massachusetts Development Finance Agency, Series B AMT	5.500	12/01/19	1,500,000	1,392,750
Massachusetts Development Finance Agency, Series E (D)	5.000	07/01/37	1,000,000	1,017,770
Massachusetts Health & Educational Facilities Authority	5.750	07/01/29	365,000	365,296
Massachusetts Health & Educational Facilities Authority	5.625	10/15/40	2,000,000	1,983,960
Massachusetts Health & Educational Facilities Authority	5.375	08/15/38	350,000	377,241
Massachusetts Health & Educational Facilities Authority	5.000	07/01/22	1,000,000	1,066,050
Massachusetts Health & Educational Facilities Authority	5.000	07/01/34	1,000,000	1,003,640
Massachusetts Health & Educational Facilities Authority, Series A	6.250	07/01/30	1,000,000	1,063,170
Massachusetts Health & Educational Facilities Authority, Series A (D)	5.000	07/01/18	1,000,000	1,002,990
Massachusetts Health & Educational Facilities Authority, Series A	5.000	07/01/36	1,000,000	1,021,740
Massachusetts Health & Educational Facilities Authority, Series B	9.200	12/15/31	2,000,000	2,469,540
Massachusetts Health & Educational Facilities Authority, Series B (D)	5.625	10/01/30	1,000,000	1,076,750
Massachusetts Health & Educational Facilities Authority, Series B	5.375	06/01/30	1,000,000	1,065,440

2

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Series B (D)	5.250%	10/01/31	$1,500,000	$1,612,200
Massachusetts Health & Educational Facilities Authority, Series C (D)	6.150	10/01/29	1,000,000	1,044,050
Massachusetts Health & Educational Facilities Authority, Series C	5.750	07/01/32	1,000,000	1,079,246
Massachusetts Health & Educational Facilities Authority, Series C (D)	5.000	08/15/23	1,000,000	1,007,110
Massachusetts Health & Educational Facilities Authority, Series E (D)	5.000	08/15/35	1,000,000	743,920
Massachusetts Health & Educational Facilities Authority, Series E-1	5.125	07/01/33	250,000	231,247
Massachusetts Health & Educational Facilities Authority, Series H	5.000	07/01/33	1,500,000	1,544,115
Massachusetts Health & Educational Facilities Authority, Series L	4.750	06/01/31	1,000,000	1,000,070
Massachusetts Health & Educational Facilities Authority, Series W	6.000	07/01/35	1,000,000	1,030,290
Massachusetts Housing Finance Agency, Series A AMT (D)	5.800	07/01/30	910,000	911,083
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,265,000	1,302,975
Massachusetts Industrial Finance Agency AMT	6.900	12/01/29	1,210,000	1,209,939
Massachusetts Industrial Finance Agency AMT	6.750	12/01/20	2,780,000	2,780,890
Massachusetts Industrial Finance Agency, Series A AMT	5.600	12/01/19	500,000	471,230
Massachusetts Port Authority AMT (D)	5.000	07/01/32	1,770,000	1,680,827
Massachusetts Port Authority, Series A AMT (D)	5.750	09/01/16	1,000,000	946,870
Massachusetts Special Obligation (D)	5.250	01/01/26	1,000,000	1,144,900
Massachusetts State College Building Authority, Series A	5.500	05/01/49	1,000,000	1,041,980
Massachusetts State College Building Authority, Series B (D)	Zero	05/01/19	1,000,000	694,360
Massachusetts State Turnpike Authority, Series A (D)	5.125	01/01/23	4,450,000	4,451,958
Massachusetts State Turnpike Authority, Series A (D)	5.125	01/01/23	445,000	518,928
Massachusetts State Turnpike Authority, Series A (D)	5.000	01/01/37	300,000	292,620
Massachusetts State Turnpike Authority, Series C (D)	Zero	01/01/20	1,000,000	603,200
Massachusetts Water Pollution Abatement Trust	5.000	08/01/28	1,000,000	1,096,000
Massachusetts Water Pollution Abatement Trust, Series 13	5.000	08/01/28	1,000,000	1,078,370
Massachusetts Water Pollution Abatement Trust, Series 14	5.000	08/01/32	1,000,000	1,070,590
Massachusetts Water Pollution Abatement Trust, Series 7	5.125	02/01/31	2,420,000	2,491,155
Massachusetts Water Pollution Abatement Trust, Series 9	5.250	08/01/18	60,000	69,974
Massachusetts Water Resources Authority, Series B (D)	5.250	08/01/29	2,500,000	2,875,150
Massachusetts Water Resources Authority, Series B	5.000	08/01/39	1,000,000	1,047,450
Narragansett Regional School District (D)	5.375	06/01/18	1,000,000	1,022,240
Pittsfield, City of (D)	5.000	04/15/19	1,000,000	1,047,750
Plymouth County (D)	5.000	04/01/22	1,000,000	1,013,750
Route 3 North Transit Improvement Associates (D)	5.375	06/15/29	3,100,000	3,149,011
University of Massachusetts Building Authority, Series 1	5.000	05/01/39	1,500,000	1,518,630
University of Massachusetts Building Authority, Series A (D)	5.125	11/01/25	1,000,000	1,033,640

Puerto Rico 10.47%				13,451,715
Commonwealth of Puerto Rico (D)(P)	11.276	07/01/11	700,000	775,964
Commonwealth of Puerto Rico, Series B	5.750	07/01/38	1,000,000	1,008,550
Puerto Rico Aqueduct & Sewer Authority (D)(P)	11.364	07/01/11	2,000,000	2,304,600
Puerto Rico Aqueduct & Sewer Authority, Series A
(Zero steps up to 6.125% on 07/01/11)	Zero	07/01/24	1,750,000	1,737,523
Puerto Rico Highway & Transportation Authority, Series AA (D)	5.500	07/01/19	2,000,000	2,133,800
Puerto Rico Highway & Transportation Authority, Series Y	6.250	07/01/14	1,000,000	1,206,768
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,007,290
Puerto Rico Sales Tax Financing Authority, Series A	Zero	08/01/32	3,000,000	2,280,270
Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/42	1,000,000	996,950

Virgin Islands 1.19%				1,529,110
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,080,870
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	448,240

3

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

	Par value	Value
Total Short Term Investments 1.55%		$1,985,000
(Cost $1,985,000)

Repurchase Agreement 1.55%		1,985,000
Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $1,985,002 on 3-1-10, collateralized by $2,010,000 Federal Home Loan Mortgage Corp., 2.075% due
6-18-12 (valued at $2,027,588 including interest)	1,985,000	1,985,000

Total investments (Cost $123,924,978)† 99.86%		$128,300,070

Other assets and liabilities, net 0.14%		$173,918

Total net assets 100.00%		$128,473,988

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
ACA Financial Guaranty Corp.	1.43%
Ambac Financial Group, Inc.	5.91%
Assured Guaranty Ltd.	9.88%
Financial Guaranty Insurance Company	2.55%
National Public Finance Guarantee Insurance Company	19.73%
Radian Asset Assurance, Inc.	0.58%
XL Capital Assurance, Inc.	0.54%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $123,649,164. Net unrealized appreciation aggregated $4,650,906, of which $6,302,047 related to appreciated investment securities and $1,651,141 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 2/10
4/10

6

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2010